Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background		Ownership as of December 31, 2025	Ownership as of December 31, 2024
Haoxin (BVI) Limited (“Haoxin BVI”)	●	A British Virgin Islands company	100% owned by Company	100% owned by Company
	●	Incorporated on May 13, 2022
	●	A holding company
Haoxin HongKong Limited (“Haoxin HK”)	●	A Hong Kong company	100% owned by Haoxin BVI	100% owned by Haoxin BVI
	●	Incorporated on May 27, 2022
	●	A holding company
Ningbo Haoxin International Logistics Co., Ltd. (“Ningbo Haoxin”)	●	A PRC limited liability company	100% owned by Haoxin HK	100% owned by Haoxin HK
	●	Incorporated on March 18, 2013
	●	Providing Temperature-Controlled Truckload Service
Zhejiang Haoxin Logistics Co., Ltd. (“Zhejiang Haoxin”)	●	A PRC limited liability company	100% owned by Ningbo Haoxin	100% owned by Ningbo Haoxin
	●	Incorporated on September 25, 2018
	●	Providing Temperature-Controlled Truckload Service
Shenzhen Haiyue Freight Co., Ltd. (“Haiyue”)	●	A PRC limited liability company	On May 31, 2025, disposed of 100% equity interest by Ningbo Haoxin	100% owned by Ningbo Haoxin
	●	Incorporated on July 10, 2003
	●	Providing Urban Delivery Services
Shenzhen Longanda Freight Co., Ltd. (“Longanda”)	●	A PRC limited liability company	On May 31, 2025, disposed of 100% equity interest by Haiyue	100% owned by Haiyue
	●	Incorporated on October 21, 2004
	●	Providing Urban Delivery Services

Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Classification	Estimated Useful Life
Computer and office equipment	3-5 years
Revenue equipment*	4-6 years
Software	6 years

*	Revenue equipment are trucks, trailers and refrigerator containers used only for providing trucking services.

Schedule of Disaggregated Information of Revenues

Disaggregated information of revenues by geographic locations are as follows:

	For the year ended December 31,
	2025	2024	2023
Huadong area	$14,723,911	$17,146,852	$22,677,045
Huazhong area	329,703	905,858	223,052
Southwest area	-	169,640	134,943
Northwest area	2,308,778	812,888	1,483
Northeast area	14,429,145	4,220,467	47,278
Huanan area	1,248,475	2,316,105	3,580,801
Total revenues	$33,040,012	$25,571,810	$26,664,602

Schedule of Disaggregated Information of Revenues by Type of Services

Our revenue generated from temperature-controlled truckload services and urban delivery services, the disaggregated information of revenues by type of services are as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Revenue
Temperature-controlled truckload services	$32,505,893	$23,627,273	$23,511,352
Urban delivery services	534,119	1,944,537	3,153,250
Total revenue	$33,040,012	$25,571,810	$26,664,602